SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Detail) - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	[1]		6,375,000
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption			$ 0.00
Net loss		$ (2,234,911)	$ (20,000)
Class A Common Stock Subject to Redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,300,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ 0
Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		7,218,327
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ (0.31)
Net loss		$ (2,234,911)
Non-redeemable net loss		$ (2,234,911)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).